Restructuring and Other Costs (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring and Related Costs [Table Text Block]	We recorded charges in the segments as follows:

(dollars in millions)
Otis	$54
Carrier	126
Pratt & Whitney	133
Collins Aerospace Systems	106
Eliminations and other	6
Total	$425
Restructuring charges incurred in 2019 primarily relate to actions initiated during 2019 and 2018, and were recorded as follows:

(dollars in millions)
Cost of sales	$231
Selling, general & administrative	190
Non-service pension (benefit)	4
Total	$425

Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]	The following table summarizes the accrual balances and utilization by cost type for the 2019 restructuring actions:

(dollars in millions)	Severance	Facility Exit & Other Costs	Total
Net pre-tax restructuring costs	$298	$23	$321
Utilization, foreign exchange and other costs	(193)	(10)	(203)
Balance at December 31, 2019	$105	$13	$118

Schedule of Restructuring and Related Costs [Table Text Block]
The following table summarizes expected, incurred and remaining costs for the 2019 restructuring actions by segment:

(dollars in millions)	Expected Costs	Cost Incurred During 2019	Remaining Costs at December 31, 2019
Otis	$65	$(45)	$20
Carrier	120	(110)	10
Pratt & Whitney	133	(133)	—
Collins Aerospace Systems	120	(27)	93
Eliminations and other	6	(6)	—
Total	$444	$(321)	$123

Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]	The following table summarizes the accrual balances and utilization by cost type for the 2018 restructuring actions:

(dollars in millions)	Severance	Facility Exit & Other Costs	Total
Restructuring accruals at January 1, 2019	$115	$23	$138
Net pre-tax restructuring costs	38	8	46
Utilization, foreign exchange and other costs	(132)	(29)	(161)
Balance at December 31, 2019	$21	$2	$23

Schedule of Restructuring and Related Costs [Table Text Block]
The following table summarizes expected, incurred and remaining costs for the 2018 programs by segment:

(dollars in millions)	Expected Costs	Costs Incurred During 2018	Costs Incurred During 2019	Remaining Costs at December 31, 2019
Otis	$57	$(48)	$(7)	$2
Carrier	80	(64)	(16)	—
Pratt & Whitney	3	(3)	—	—
Collins Aerospace Systems	111	(87)	(23)	1
Eliminations and other	7	(5)	—	2
Total	$258	$(207)	$(46)	$5